Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,797	$ 11,336
Less: accumulated depreciation	(10,242)	(8,382)
Property and equipment, net	3,555	2,954
Electronic and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,575	4,927
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	418	407
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	726	657
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,840	1,206
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,933	4,139
Advances on account of Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 305